Share Incentive Plans (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Information regarding options outstanding and exercisable
Options Outstanding, Options	8,115,255
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5 years 11 months 1 day
Options Outstanding, Weighted Average Exercise Price	$ 41.31
Options Exercisable, Options	5,385,907
Options Exercisable, Weighted Average Exercise Price	$ 35.40
Options, Vested and expected to vest	7,801,412
Options, Weighted Average Remaining Contractual Life in Years	5 years 9 months 25 days
Options, Weighted Average Exercise Price	$ 40.66
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.54	$ 8.36	$ 6.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 46.7	$ 74.8	$ 39.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	128.4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 114.7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 years 7 months 6 days
Exercise Price Range One [Member]
Information regarding options outstanding and exercisable
Options Outstanding, Options	1,516,051
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 23.14
Options Exercisable, Options	1,516,051
Options Exercisable, Weighted Average Exercise Price	$ 23.14
Exercise Price Range Two [Member]
Information regarding options outstanding and exercisable
Options Outstanding, Options	408,342
Options Outstanding, Weighted Average Remaining Contractual Life in Years	1 year 26 days
Options Outstanding, Weighted Average Exercise Price	$ 29.21
Options Exercisable, Options	408,342
Options Exercisable, Weighted Average Exercise Price	$ 29.21
Exercise Price Range Three [Member]
Information regarding options outstanding and exercisable
Options Outstanding, Options	1,559,825
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5 years 6 months
Options Outstanding, Weighted Average Exercise Price	$ 32.59
Options Exercisable, Options	1,128,606
Options Exercisable, Weighted Average Exercise Price	$ 32.45
Exercise Price Range Four [Member]
Information regarding options outstanding and exercisable
Options Outstanding, Options	1,389,121
Options Outstanding, Weighted Average Remaining Contractual Life in Years	4 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 40.46
Options Exercisable, Options	1,389,121
Options Exercisable, Weighted Average Exercise Price	$ 40.46
Exercise Price Range Five [Member]
Information regarding options outstanding and exercisable
Options Outstanding, Options	61,187
Options Outstanding, Weighted Average Remaining Contractual Life in Years	7 years 6 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 48.41
Options Exercisable, Options	3,992
Options Exercisable, Weighted Average Exercise Price	$ 45.33
Exercise Price Range Six [Member]
Information regarding options outstanding and exercisable
Options Outstanding, Options	1,983,188
Options Outstanding, Weighted Average Remaining Contractual Life in Years	7 years 26 days
Options Outstanding, Weighted Average Exercise Price	$ 53.52
Options Exercisable, Options	891,250
Options Exercisable, Weighted Average Exercise Price	$ 53.58
Exercise Price Range Seven [Member]
Information regarding options outstanding and exercisable
Options Outstanding, Options	1,197,541
Options Outstanding, Weighted Average Remaining Contractual Life in Years	9 years 29 days
Options Outstanding, Weighted Average Exercise Price	$ 60.18
Options Exercisable, Options	48,545
Options Exercisable, Weighted Average Exercise Price	$ 59.33
Stock Option [Member]
Information regarding options outstanding and exercisable
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.55	$ 8.18